Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders' Equity
7. Shareholders’ Equity
Common Shares Class A
During the year, the Company allotted 672,000 Class A Ordinary Shares with a nominal value of $ 0.01 related to share options granted to
Non-Executive
Directors of Wise under the Company’s legacy incentive plans prior to the Company’s admission to trading on the London Stock Exchange (2025: 223,000 Class A Ordinary Shares; 2024: 100,000 Class A Ordinary Shares).
Each Class A Ordinary shareholder is entitled to one vote for each Class A Ordinary Share held, subject to any restrictions on total voting rights as set out in the Company’s Articles of Association. Class A Ordinary shareholders are entitled to interim or annual dividends to the extent declared and do not hold any preferential rights to dividends. Class A Ordinary Shares are non-redeemable.
Class B
During the year, the Company redeemed 34,700,987 Class B Ordinary Shares with a nominal value of $
0.0
00 000 001
each in accordance with Article
15.3.2
of the Company’s Articles of Association (2025: 155,305,559; 2024: nil).
Each Class B shareholder is entitled to nine votes for each Class B Share held, subject to any restrictions on total voting rights as set out in the Company’s Articles of Association. Class B Shares carry no rights to distributions of dividends except on distribution of assets, up to their nominal value, on a liquidation or winding up. Class B Shares are strictly non-transferable,
non-tradable
and
non-distributable
to any person or entity whatsoever.
Treasury Stock
Treasury stock represents the weighted average cost of shares of Wise Plc that are held by the Employee Share Trust for the purpose of fulfilling obligations in respect of various employee share plans. Treasury stock are treated as a deduction from equity, and on exercising of employee awards, are transferred from treasury stock to retained earnings at their weighted average cost.
Employee Share Trust
The Group provides financing to the Employee Share Trust (“EST”) to either purchase the Company’s shares on the open market, or to subscribe for newly issued share capital, to meet the Group’s obligation to provide shares when employees exercise their options or awards. Costs of running the EST are charged to the Consolidated Statement of Comprehensive Income. The Group consolidates the EST. Shares held by the EST are deducted from reserves and presented in equity as treasury stock until such time that employees exercise their awards.
Purchase of Company’s Shares
During the financial year, Wise continued the program, which commenced in 2023, to purchase the Company’s shares in the market through the EST in order to reduce the impact of dilution from share-based employee compensation. The consideration paid, including any directly attributable incremental costs (net of income taxes), on purchase of Company’s equity instruments is deducted from equity.
As at March 31, 2026, a total of 35,913,201 shares (March 31, 2025: 8,704,883; March 31, 2024: 9,071,706) were purchased from the market at an average of $13.11 per share (2025: $10.46; 2024: $9.55). Directly attributable costs of $3.3 million (2025: $0.6 million; 2024: $0.5 million) have been charged to equity.
Accumulated Other Comprehensive Income
The following table presents a summary of the changes in the components of the Group’s accumulated other comprehensive income (“AOCI”).

	Unrealized gains/ (losses) on AFS debt securities	Foreign currency translation gains/ (losses)	Tax (expense)/ benefit	Total AOCI
	(In million)	(In million)	(In million)	(In million)
Balance at April 1, 2023	$(8.5)	$(28.2)	$3.6	$(33.1)
Increase/(decrease)	(36.9)	10.9	8.6	(17.4)
Reclassification adjustments, included in net income	3.7	—	—	3.7

Total increase/(decrease)	$(33.2)	$10.9	$8.6	$(13.7)

Balance at March 31, 2024	$(41.7)	$(17.3)	$12.2	$(46.8)

Increase/(decrease)	(22.5)	20.8	(5.2)	(6.9)
Reclassification adjustments, included in net income	42.5	—	—	42.5

Total increase/(decrease)	$20.0	$20.8	$(5.2)	$35.6

Balance at March 31, 2025	$(21.7)	$3.5	$7.0	$(11.2)

Increase/(decrease)	18.1	59.8	(2.6)	75.3
Reclassification adjustments, included in net income	(7.6)	—	—	(7.6)

Total increase/(decrease)	$10.5	$59.8	$(2.6)	$67.7

Balance at March 31, 2026	$(11.2)	$63.3	$4.4	$56.5

The tax benefit/(expense) relates to accumulated unrealized loss on AFS debt securities.
Amounts reclassified from AOCI and the affected line items in the statements of income during the years ended March 31, 2026, 2025 and 2024, were as follows:

	Amount Reclassified from AOCI			Affected Line Item in the Statement of Comprehensive Income
	2026	2025	2024
	(In million)	(In million)	(In million)
Unrealized gains/(losses) on available-for-sale securities	$7.6	$(42.5)	$(3.7)	Other income/ (loss), net
	7.6	(42.5)	(3.7)	Income before tax
	—	—	—	Income tax expense/(benefit)
Total reclassification out of AOCI	$7.6	$(42.5)	$(3.7)

Unrealized gains of $7.6 million on
available-for-sale
securities predominantly relate to unrealized foreign exchange differences (March 31, 2026: $7.3 million), arising on portfolios denominated in currencies other than the functional currency of the holding entity; March 31, 2025 unrealized losses of $42.5 million related to unrealized foreign exchange differences, and March 31, 2024 unrealized losses of $3.7 million loss predominantly relate to unrealized foreign exchange differences (March 31, 2024: $3.4 million) arising on portfolios denominated in currencies other than the functional currency of the holding entity. Upon maturity of these securities, the related cumulative unrealized gains and losses were reclassified from the Accumulated other comprehensive income to “Other income/(loss), net” in the Consolidated Statement of Comprehensive Income.